Description of Business and Principles of Consolidation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended
	Apr. 19, 2021	May 20, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation				Jul. 18, 2011
Entity incorporation state or country code				DE
Common stock shares authorized			1,700,000,000	429,600,000
Common stock shares issued			373,641,135	226,364,401
Common stock shares outstanding			373,641,135	226,364,401
Stockholders equity note stock split		3-for-1
Conversion Of Stock Shares Issued For Each Share Converted			1	1
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Conversion Of Stock Conversion Period			180 days
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Conversion Of Stock Conversion Period			61 days
KKR Denali Holdings L P [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Repayment of revolving credit facility	$ 400.0
Restated Certificate of Incorporation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares authorized		429,600,000
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares authorized			1,500,000,000	386,400,000	360,000,000
Common stock shares issued			225,833,513	183,800,251	177,593,772
Common stock shares outstanding			225,833,513	183,800,251	177,593,772
Class Of Warrant Or Right Number Of Votes For Each Warrant Or Right			1
Common Class A [Member] | Restated Certificate of Incorporation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares authorized	1,500,000,000	386,400,000
Common Class A [Member] | Conversion Of Class A Common Stock Into Class B Common Stock [Member] | Adam Foroughi [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common Stock Shares Converted From One Class To Another	150,307,622
Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares authorized			200,000,000	0
Common stock shares issued			147,807,622	0
Common stock shares outstanding			147,807,622	0
Class Of Warrant Or Right Number Of Votes For Each Warrant Or Right			20
Common Class B [Member] | Restated Certificate of Incorporation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares authorized	200,000,000
Common Class C [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued			0	0
Common stock shares outstanding			0	0
Common Class C [Member] | Restated Certificate of Incorporation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares authorized	150,000,000
Preferred Stock [Member] | Restated Certificate of Incorporation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred stock shares authorized	100,000,000
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued during the period shares	22,500,000
Sale of stock issue price per share	$ 80.00
Sale of stock net consideration received on the transaction	$ 1,750.0
Underwriting discounts and commissions	47.2
Offering expenses	$ 7.9